Taxation - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of effective tax rate (% of income before taxes)
Expected tax rate	0.00%	0.00%	0.00%
Foreign taxes at local expected tax rates	5.70%	15.50%	6.50%
Impact of foreign exchange gains or losses	(0.10%)	(8.10%)	(0.50%)
Unrecognized tax expense (benefit)	0.00%	1.60%	0.20%
Tax-exempt income and expenses not deductible	(0.40%)	(1.40%)	(0.60%)
Foreign branch tax	0.10%	(3.30%)	(1.20%)
Valuation allowance	0.60%	3.40%	0.70%
Other	(0.90%)	(13.10%)	0.20%
Actual tax rate	5.00%	(5.40%)	5.30%